UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2012

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 92.9%
Alabama - 0.5%
785,000	Pell City Special Care Facs. Finance Rev.	5.00	12/1/39	835,483

Alaska - 0.9%
415,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	428,334
500,000	AK Hsg. Finance Corp. Mtg. Rev. (GO of Corp. Insured)	4.50	12/1/35	527,010
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5,10]	5.50	N/A	111,250
500,000	Koyukuk Health Facility Rev. (Tanana Chief’s Conf. Health Care)	7.00	10/1/23	552,425

				1,619,019

Arizona - 3.5%
250,000	AZ Health Facs. Auth. Rev. (Beatitudes Campus Proj.)	5.10	10/1/22	254,225
975,396	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	1,045,624
250,000	Festival Ranch Community Facs. District G.O.	6.25	7/15/24	274,280
200,000	Flagstaff Industrial Dev. Auth. Rev. (Sr. Living Community Proj.)	5.50	7/1/22	202,370
850,000	Phoenix Industrial Development Authority	5.25	6/1/34	956,811
300,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.70	7/1/21	301,788
495,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	5.00	7/1/26	453,499
250,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.75	7/1/31	251,088
345,000	Pima Co. Industrial Dev. Auth. Education Rev. (Choice Education & Dev. Corp. Proj.)	6.00	6/1/16	349,112
500,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	520,025
400,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	403,768
500,000	Quail Creek Community Facs. District G.O.	5.15	7/15/16	515,560
500,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	539,005

				6,067,155

Arkansas - 0.3%

460,000	Rogers Rev. (Sales & Use Tax)	4.13	11/1/31	503,622

California - 12.3%
350,000	Acalanes Union High School District G.O. [6]	3.02	8/1/39	239,337
500,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	489,990
250,000	Alameda Corridor Transportation Auth. Rev. Capital Appreciation (AMBAC Insured) [6]	6.71	10/1/24	280,248
250,000	Alameda Corridor Transportation Auth. Rev. Sr. Lien (NATL-RE Insured)	5.25	10/1/21	253,240
500,000	CA Co. Tobacco Securitization Agy. Rev. (Golden Gate Tobacco Proj.)	5.00	6/1/36	443,250
326,137	CA Community Hsg. Fin. Agy. Lease Rev. Pass Thru Obligation 2, 5, 10	4.85	N/A	26,081
250,000	CA Finance Auth. Rev. (Kern Regional Center Proj.) [9]	6.88	5/1/25	299,322
350,000	CA Finance Auth. Rev. (Literacy First Proj.)	5.50	9/1/22	368,977
495,000	CA Govt. Finance Auth. Lease Rev. (Placer Co. Transportation Proj.)	6.00	12/1/28	504,925
240,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.20	8/1/28	249,648
205,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.50	8/1/38	209,984
500,000	CA Infrastructure & Economic Dev. Bank Rev.	6.00	2/1/30	539,640
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	504,220
250,000	CA Statewide Communities Dev. Auth. Multifamily Rev. (Bel Mar Apts. Proj.) (FNMA Collateral)	4.70	7/15/32	276,930
235,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Huntington Beach Solar Proj.)	6.00	1/1/21	254,004
500,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Irvine School District)	5.25	1/1/16	506,495
500,000	CA Statewide Communities Dev. Auth. Rev. C.O.P (Internext Group)	5.38	4/1/30	501,230
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	321,412
2,300,000	Ceres Unified School District G.O. Capital Appreciation (NATL-RE FGIC Insured) [6]	5.91	8/1/27	984,377
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	718,180
250,000	Earlimart School District G.O. (AGM Insured)	5.00	8/1/37	277,080
250,000	Eden Township Hospital District C.O.P.	6.00	6/1/25	278,948
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	388,940

See accompanying notes to schedule of investments.

DECEMBER 31, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,000,000	Glendale Unified School District G.O. Capital Appreciation [6]	6.22	9/1/27	479,730
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	376,690
1,045,000	Hayward Unified School District G.O. Capital Appreciation (AGM Insured) [6]	5.48	8/1/33	379,325
1,250,000	Healdsburg Unified School District G.O. [6]	1.80	8/1/37	786,762
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	0.97	8/1/40	256,892
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	3.24	8/1/34	681,164
560,000	Manteca Unified School District Capital Appreciation C.O.P. (NATL-RE Insured) [6]	7.55	9/15/25	288,775
250,000	Marina Coast Water District Rev.	5.00	6/1/20	286,315
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	275,852
500,000	Northern CA Gas Auth. No. 1 Rev. [1]	0.96	7/1/27	406,320
1,000,000	Oak Grove School District G.O. [6]	6.96	6/1/41	162,900
2,100,000	Pittsburg CA Unified School District Rev. Capital Appreciation (AGM GO of District Insured) [6]	7.12	9/1/29	763,896
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	467,395
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	603,312
250,000	Richmond Joint Powers Fin. Auth. Rev. (Point Potrero)	6.25	7/1/24	294,350
1,000,000	Robla School District G.O. (AGM Insured) [6]	6.51	8/1/36	311,310
325,000	Rocklin Unified School District G.O. Capital Appreciation (NATL-RE-FGIC Insured) [6]	1.00	8/1/21	206,339
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	0.78	6/1/39	389,295
1,000,000	San Bernardino City Unified School District G.O. Capital Appreciation (NATL-RE Insured) [6]	4.72	8/1/29	420,180
250,000	San Bernardino Joint Powers Financing Auth. Rev. (City Hall Proj.) (NATL-RE Insured)	5.60	1/1/15	245,245
250,000	San Joaquin Hills Toll Road Rev. Ref. (NATL-RE Insured)	5.25	1/15/30	243,678
250,000	South Bayside Waste Management Auth. Rev. (Shoreway Environmental)	6.25	9/1/29	289,422
500,000	Southern Kern Unified School District G.O. (AGM Insured) [6]	4.50	11/1/31	492,535
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	415,254
350,000	Sulphur Springs Union School District C.O.P. Capital Appreciation (AGM Insured) [6]	1.31	12/1/37	365,106
755,000	Sutter Union High School District G.O. Capital Appreciation [6]	7.25	8/1/33	235,756
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	3.07	8/1/41	302,424
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.05	8/1/28	390,370
400,000	Upland C.O.P. (San Antonio Community Hospital Proj.)	6.38	1/1/32	472,904
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	358,255
400,000	Walnut Public Financing Auth. Tax Allocation (AMBAC Insured)	5.38	9/1/22	400,952
300,000	West Contra Costa Healthcare District C.O.P.	6.00	7/1/32	344,505
500,000	Westminster School District G.O. [6]	5.37	8/1/24	320,825

				21,630,491

Colorado - 2.1%
250,000	CO Education & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	265,628
500,000	CO Education & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	542,145
575,000	CO Hsg. Finance Auth. Multifamily Rev.	3.90	10/1/42	582,435
370,000	CO Hsg. Finance Auth. Single Family Mtg. Rev.	5.50	11/1/29	383,486
625,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	652,888
945,000	Denver Health & Hospital Auth. Healthcare Rev. [1]	1.38	12/1/33	759,015
456,305	Lyons Rev. (Longmont Humane Society Proj.)	4.75	11/30/16	460,768

				3,646,365

Connecticut - 2.8%
500,000	CT Health & Educational Fac. Auth. Rev. (Stamford Hospital)	5.13	7/1/35	552,415
1,000,000	CT Hsg. Finance Auth. Rev.	4.00	11/15/34	1,028,660
210,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	224,559
500,000	CT Hsg. Finance Auth. Rev.	3.40	11/15/42	478,020
1,000,000	CT Hsg. Finance Auth. Rev.	3.65	11/15/47	977,040
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	3.75	11/15/35	508,260
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.75	11/15/35	539,450

See accompanying notes to schedule of investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
425,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.90	11/15/36	466,352
142,850	Hamden Facs. Rev. (Whitney Center Proj.)	6.13	1/1/14	143,071

				4,917,827

Delaware - 0.1%
310,000	Millsboro Special Obligation Rev. (Plantation Lakes Dev. District)	5.45	7/1/36	241,698

Florida - 7.9%
250,000	Alachua County Health Facs. Auth. Rev. (Oak Hammock University)	8.00	10/1/32	305,792
375,000	Alachua County Health Facs. Auth. Rev. (Terraces Bonita Springs District)	7.13	11/15/16	379,605
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	526,375
410,000	Boynton Beach Rev. (Charter Schools Boynton Beach, Inc.)	6.25	6/1/27	423,817
335,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) [2,5]	4.75	6/1/13	190,933
1,000,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) [2,5]	5.88	6/1/38	569,950
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	485,758
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. [2,5]	5.75	5/1/13	52,534
500,000	FL Governmental Utility Auth. Rev.	5.00	10/1/37	547,195
250,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	268,358
320,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	343,238
250,000	FL Mid-Bay Bridge Authority [6]	6.95	10/1/21	144,268
15,000	Forest Creek Community Dev. District Capital Improvement Special Assessment Rev. [2,5]	7.00	11/1/13	14,864
135,000	Gramercy Farms Community Dev. District Special Assessment 2, 5	5.10	5/1/14	1
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	75,959
500,000	Highlands Co. Health Facs. Auth. Rev. (Adventist Health) [1]	5.00	11/15/31	538,750
500,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,10]	5.00	N/A	170,990
500,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Lakewood Center)	7.40	5/1/30	550,310
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	273,145
250,000	Magnolia Creek Community Dev. District Rev. 2, 5	5.60	5/1/14	87,508
500,000	Martin County Health Facs. Auth. Rev. (Martin Memorial Medical Center)	5.50	11/15/32	557,110
750,000	Mediterra South Community Dev. District Special Assessment	5.10	5/1/31	770,408
500,000	Miami-Dade Co. Rev. (AGM Insured)	5.00	10/1/35	560,600
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5]	5.00	5/1/13	2
135,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	1.96	5/1/15	120,668
275,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	1.85	5/1/18	127,894
140,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	0.40	5/1/38	110,261
350,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	0.80	5/1/38	151,302
350,000	North Sumter Co. Utility Dependent District Rev.	5.00	10/1/32	360,017
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. Ref. (Village on the Isle)	5.50	1/1/27	803,685
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	543,610
250,000	Seven Oaks Community Dev. District Special Assessment Rev.	5.50	5/1/33	268,275
1,000,000	St. Petersburg Public Utility Rev.	4.00	10/1/42	1,001,550
600,000	Tallahassee Health Facs. Rev. (Memorial Health Care Proj.)	6.38	12/1/30	610,146
295,000	Tolomato Community Dev. District Special Assessment 2, 5	6.38	5/1/17	139,025
110,000	Tolomato Community Dev. District Special Assessment	6.38	5/1/17	107,052
105,000	Tolomato Community Dev. District Special Assessment 2, 5	6.38	5/1/17	1
10,000	Tolomato Community Dev. District Special Assessment 2, 5	6.38	5/1/17	5,507
40,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/39	28,706
85,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	48,973
45,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	19,073
500,000	Viera East Community Dev. District Special Assessment Rev. Ref.	5.00	5/1/26	505,545
500,000	Waterlefe Community Dev. District Special Assessment	4.88	5/1/31	508,790
10,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	10,069
680,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.64	5/1/39	319,784

See accompanying notes to schedule of investments.

DECEMBER 31, 2012	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
97,556	Waters Edge Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,10]	5.00	N/A	24,414
50,000	West Villages Improvement District Special Assessment Rev. (Unit of Dev. No. 3) [2,5]	5.50	5/1/37	22,373
450,000	Zephyr Ridge Community Dev. District Special Assessment Rev. [2,5]	5.25	5/1/13	179,240

				13,853,430

Georgia - 2.2%
198,019	Alpharetta Dev. Auth. Rev (Fulton Science Academy)	6.25	7/1/31	112,871
250,000	Atlanta Water and Wastewater Rev. (NATL-RE Insured)	5.00	11/1/39	250,685
1,320,000	East Point Tax Allocation	8.00	2/1/26	1,322,165
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	1,037,210
300,000	GA State Environmental Loan Acquisition Corp. Rev.	5.13	2/15/31	348,456
750,000	GA State Environmental Loan Acquisition Corp. Rev.	5.13	3/15/31	869,940

				3,941,327

Guam - 0.2%
420,000	Northern Mariana Islands Commonwealth G.O.	5.00	10/1/22	376,664

Hawaii - 0.1%
250,000	HI State Dept. of Budget & Fin. Rev. (Kahala Nui Proj.)	5.25	11/15/37	261,955

Idaho - 0.6%
570,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Compass Public Charter School Proj.)	5.50	7/1/30	585,852
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	530,625

				1,116,477

Illinois - 7.0%
500,000	Bellwood G.O.	5.88	12/1/27	488,575
375,000	Chicago Board of Education G.O.	5.50	12/1/39	437,951
1,000,000	Dekalb, Kane & Lasalle Counties Comm. College Dist. No. 523 G.O. Capital Appreciation [6]	6.58	2/1/30	416,840
250,000	Franklin Park Alternative Rev. Source G.O. (AMBAC Insured)	4.00	7/1/30	233,102
250,000	Harvey Ref. & Improvement G.O.	5.50	12/1/27	245,748
265,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	265,395
795,000	IL Fin. Auth. Rev. (Columbia College) (XLCA Insured)	4.75	12/1/23	817,721
500,000	IL Fin. Auth. Rev. (Lake Forest College)	5.75	10/1/32	525,465
300,000	IL Fin. Auth. Rev. (Lutheran Home & Services)	5.50	5/15/27	312,234
750,000	IL Fin. Auth. Rev. (Noble Network Charter Schools) (ACA Insured)	5.00	9/1/27	751,808
340,000	IL Fin. Auth. Rev. (TEMPS-50-The Admiral at the Lake Proj.)	6.00	5/15/17	340,367
250,000	IL Fin. Auth. Rev. (UNO Charter School Network)	6.88	10/1/31	287,408
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	546,970
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) [2,4,5]	6.13	10/1/27	29,770
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) [2,4,5]	6.25	10/1/37	29,770
110,000	IL Health Facs. Auth. Rev. (Ingalls Health System Proj.) (NATL-RE Insured)	6.25	5/15/14	110,412
380,000	IL Housing Dev. Auth. (AMBAC GO of Authority Insured)	4.50	7/1/47	383,523
500,000	IL Sports Facs. Auth. (AMBAC Insured)	5.00	6/15/32	503,255
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	301,300
115,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	6.38	1/1/15	93,066
1,000,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	5.25	1/1/36	465,870
550,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) (ACA Insured)	5.50	1/1/25	350,950
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	282,718
1,921,000	Malta Tax Allocation Rev.	5.75	12/30/25	1,238,949
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) [2,5]	5.75	3/1/22	204,541
310,000	Northern Illinios University Rev. (Auxiliary Facs.) (AGM Insured)	5.50	4/1/26	353,161
500,000	Railsplitter Tobacco Settlement Auth. Rev.	6.25	6/1/24	558,300
400,000	Southwestern IL Dev. Auth. Rev. (Village of Sauget Proj.)	5.63	11/1/26	339,492
590,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	614,007

See accompanying notes to schedule of investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
350,000	Springfield Electric Rev. (NATL-RE Insured)	5.00	3/1/35	363,780
280,000	St. Clair Co. Township High School District No. 203 O’Fallon G.O. (AMBAC Insured)	5.75	12/1/26	325,651

				12,218,099

Indiana - 3.9%
700,000	Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	6.00	11/15/22	744,436
300,000	Damon Run Conservancy Dist. G.O. (St Intercept Insured)	6.10	7/1/25	334,023
370,000	East Chicago Redev. Commission Tax Allocation (Harborside Redev. Proj.)	5.50	1/15/16	372,438
100,000	Elkhart Co. Hospital Auth. Rev. (Elkhart General Hospital Proj.) (AMBAC-TCRS Insured)	5.25	8/15/28	100,107
500,000	Hammond Local Public Improvement Bond Bank	4.00	2/15/14	505,630
400,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/25	418,888
250,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/30	260,962
525,000	IN Finance Auth. Educational Facs. Rev. (Marian University Proj.)	6.50	9/15/30	598,274
300,000	IN Finance Auth. Rev. (BHI Senior Living)	5.50	11/15/26	335,487
500,000	IN Finance Auth. Rev. (Community Foundation of Northwest Indiana)	4.00	3/1/34	488,105
500,000	IN Finance Auth. Rev. (Community Foundation of Northwest Indiana)	5.00	3/1/41	540,420
295,000	IN Finance Auth. Rev. (Parkview Health System)	5.75	5/1/31	341,094
350,000	IN Health & Educational Fac. Fin. Auth. Rev. (Schneck Memorial Hospital Proj.)	5.25	2/15/30	363,853
1,000,000	Mt. Vernon School Building Corp. Rev. (State Aid Withholding)	5.00	1/15/37	1,059,640
250,000	St. Joseph Co. Health Facs. Rev. (Holy Cross Village) [1]	6.25	5/15/39	259,982
340,555	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) [2,5]	5.25	2/15/28	40,911

				6,764,250

Iowa - 0.4%
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	273,472
225,000	Mason City Community School District Rev.	5.00	7/1/29	244,606
250,000	Waterloo Community School District Rev.	5.00	7/1/29	272,695

				790,773

Kansas - 0.3%
500,000	Wyandotte Co./Kansas City Board of Public Utility Rev. (Office Building Complex) (NATL-RE Insured)	5.00	5/1/21	501,710

Kentucky - 0.4%
200,000	KY Hsg. Corp. Rev. Ref.	4.75	7/1/35	214,632
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	506,209

				720,841

Louisiana - 2.3%
173,931	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev.	5.00	11/1/40	175,472
700,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev.	5.00	6/1/38	741,496
160,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program)	6.00	12/1/28	170,765
1,155,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program)	5.70	12/1/38	1,229,971
385,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Securities Program)	4.60	6/1/29	429,598
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	291,400
750,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	0.91	2/15/36	670,395
190,000	LA University & Agricultural & Mechanical College Rev. (Health Sciences Center Proj.) (NATL-RE Insured)	6.20	5/1/20	190,788
85,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev.	5.35	1/1/41	88,811

				3,988,696

Maine - 0.4%
500,000	ME Health & Higher Educational Facs. Auth. Rev. (ME General Medical Center)	7.50	7/1/32	634,560

Maryland - 0.7%
235,000	MD Community Dev. Administration Rev.	5.13	9/1/30	265,294

See accompanying notes to schedule of investments.

DECEMBER 31, 2012	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
575,000	MD Health & Higher Educational Facs. Auth. Rev. (Adventist Healthcare)	6.25	1/1/31	682,496
500,000	Montgomery County Housing Opportunites Commission Single Family Mtg. Rev. [6]	5.62	7/1/28	211,150

				1,158,940

Massachusetts - 1.7%
70,000	MA Development Finance Agency Facs. Rev. [2,5]	6.25	6/1/14	35,003
415,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	471,801
250,000	MA Housing Finance Agy. Rev.	3.50	12/1/31	256,540
400,000	MA Housing Finance Agy. Rev.	4.05	12/1/32	417,964
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	270,142
1,000,000	MA Housing Finance Agy. Rev.	3.45	12/1/37	980,280
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	542,010

				2,973,740

Michigan - 1.5%
850,000	MI Hospital Finance Auth. Rev. Ref. (Presbyterian Village)	5.25	11/15/25	860,523
250,000	MI Hsg. Dev. Auth. (GO of Authority Insured)	4.63	10/1/41	265,145
500,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured)	6.25	10/1/23	504,015
465,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	427,456
335,000	MI Tobacco Settlement Finance Auth. Sr. Rev.	5.13	6/1/22	310,712
300,000	Oakland County Economic Development Corp. Rev. (Roman Catholic Archdiocese Proj.)	6.50	12/1/20	304,980

				2,672,831

Minnesota - 2.2%
1,948,196	Intermediate School District 287 Lease Rev.	5.30	11/1/32	2,045,041
500,000	Minneapolis Mulitfamily Hsg. Rev. (Riverside Plaza)	6.00	11/1/13	500,500
290,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	311,031
510,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	549,454
500,000	Wayzata Sr. Housing Rev. (Folkestone Senior Living Community)	5.30	5/1/27	521,015

				3,927,041

Mississippi - 0.2%
130,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.60	6/1/38	134,917
190,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	198,079

				332,996

Missouri - 1.3%
500,000	Chillicothe Tax Increment Rev. (South U.S. 65 Proj.)	5.63	4/1/27	461,875
480,000	Community Memorial Hospital District Rev.	6.68	12/1/34	456,192
250,000	Independence 39th St. Transportation District Rev. Ref. & Improvement	6.88	9/1/32	259,742
500,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	537,860
500,000	Moberly Industrial Dev. Auth. (Annual Appropriation Proj.) [2,5]	6.00	9/1/24	30,005
250,000	St. Louis Co. Industrial Dev. Auth. Rev. (Nazareth Living Center)	5.88	8/15/32	255,695
250,000	St. Louis Co. Industrial Dev. Auth. Rev. Ref. (Friendship Village Sunset Hills)	5.00	9/1/32	267,178

				2,268,547

Montana - 0.7%
175,000	MT Board of Housing Single Family Rev. (GO of BRD Insured)	4.70	12/1/26	188,403
235,000	MT Board of Housing Single Family Rev. (GO of BRD Insured)	4.85	6/1/28	265,428
656,479	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	734,206

				1,188,037

Nebraska - 0.1%
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5,10]	5.13	N/A	192,540

See accompanying notes to schedule of investments.

6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Nevada - 1.7%
250,000	Clark Co. Economic Dev. Rev. (Alexander Dawson School Proj.)	5.38	5/15/33	253,372
415,000	Clark Co. Improvement Special Assessment (Summerlin Proj.)	4.85	2/1/17	407,845
750,000	Las Vegas Redev. Agy. Tax Allocation Rev.	7.50	6/15/23	852,345
380,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	410,347
500,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 1 Proj.)	5.00	1/15/22	528,385
420,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 2 Proj.)	6.40	6/1/20	449,224

				2,901,518

New Hampshire - 0.8%
890,000	Manchester Hsg. & Redev. Auth. Rev. (ACA Insured)	6.75	1/1/15	868,382
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	6.00	1/1/34	459,324

				1,327,706

New Jersey - 1.0%
205,000	NJ Economic Dev. Auth. Rev. Ref. (Harrogate Inc.)	5.75	12/1/16	205,258
145,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	6/1/27	153,090
250,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	278,102
35,000	NJ Higher Education Assistance Auth. Student Loan Rev.	4.75	12/1/29	35,000
665,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	716,032
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	436,204

				1,823,686

New Mexico - 1.6%
390,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	427,670
360,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	382,536
755,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	830,311
515,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	9/1/42	527,355
540,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	564,521

				2,732,393

New York - 3.7%
250,000	Albany Capital Resource Corp. Rev. (The College of Saint Rose)	5.63	7/1/31	279,030
230,000	Chautauqua County Capital Resource Corp. Rev. (Women’s Christian Assn. Proj.)	6.75	11/15/16	250,187
500,000	New York City Housing Development Corp.	4.20	5/1/37	519,435
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	267,850
500,000	New York City Housing Development Corp. Rev.	3.80	11/1/37	500,135
500,000	NY Mortgage Agency Rev.	4.13	10/1/40	523,645
200,000	NY Mortgage Agency Rev.	3.75	10/1/42	202,492
495,000	NY Mortgage Agency Rev.	4.75	10/1/42	528,373
200,000	NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	5.00	7/1/42	211,936
590,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.75	11/1/37	598,343
250,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.50	11/1/42	244,398
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	435,436
880,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.85	11/1/44	867,874
1,000,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.10	5/1/48	994,590

				6,423,724

North Dakota - 0.8%
1,000,000	North Dakota Hsg. Fin. Agy. Rev.	3.60	7/1/32	1,016,120
350,000	North Dakota Hsg. Fin. Agy. Rev. (GO of Agency Insured)	4.75	7/1/30	383,474

				1,399,594

Ohio - 2.3%
425,000	Buckeye Tobacco Settlement Finance Auth. Asset-Backed Sr. Rev.	5.13	6/1/24	386,690

See accompanying notes to schedule of investments.

DECEMBER 31, 2012	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
815,000	Cleveland-Cuyahoga Co. Port Auth. Dev. Rev. (St. Clarence Proj.)	6.00	5/1/21	816,777
703,500	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	772,626
250,000	Lucas Co. Health Facs. Rev. (Sunset Retirement Communities)	5.00	8/15/21	275,790
550,000	Lucas Co. Hospital Rev. (Promedica Health Care Proj.)	6.50	11/15/37	687,274
500,000	Middleburg Heights Hospital Rev. (Southwest General Health Center Proj.)	5.00	8/1/47	538,225
100,000	OH Hsg. Finance Agy. Residential Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.45	9/1/33	103,460
500,000	Portage Co. Port Auth. Rev. (Northeast Ohio Medical Univ. Proj.)	5.00	12/1/37	537,675

				4,118,517

Oklahoma - 0.9%
400,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	395,884
375,000	Delaware Co. Justice Auth. Rev.	3.75	9/1/29	378,638
400,000	Fort Sill Apache Tribe Economic Dev. Auth. [4]	8.50	8/25/26	441,384
400,000	Oklahoma Co. Finance Auth. Rev. (Epworth Villa Proj.)	5.13	4/1/42	386,020

				1,601,926

Oregon - 0.4%
430,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	431,574
300,000	Western Generation Agy. Rev. (Wauna Cogeneration)	5.00	1/1/21	300,462

				732,036

Pennsylvania - 3.7%
300,000	Allegheny Co. Hospital Dev. Auth. Rev. (South Hills Health)	5.13	5/1/25	300,099
235,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	250,552
480,000	Butler Co. General Authority Rev. (School District Proj.) (AGM GO of District) [1]	0.94	10/1/34	385,358
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	293,868
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	275,860
600,000	Geisinger Auth. Health System Rev. (Geisinger Health System Proj.) [1]	0.98	5/1/37	468,408
250,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.23	8/15/42	186,180
500,000	Luzerne Co. G.O. (FSA Insured)	7.00	11/1/26	603,090
280,000	PA Higher Educational Facs. Auth. Rev. (AICUP Financing Program)	5.38	5/1/42	294,344
500,000	PA Housing Finance Agy. Single Family Mtg. Rev.	4.85	10/1/37	537,955
300,000	PA Hsg. Finance Agy. Rev.	5.00	10/1/25	328,593
370,000	PA Hsg. Finance Agy. Rev.	3.65	10/1/37	365,819
500,000	PA Hsg. Finance Agy. Rev. (GO of Agency Insured)	4.63	10/1/29	531,885
500,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/28	549,880
195,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/39	198,814
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	470,005
500,000	PA Turnpike Commission Rev. Capital Appreciation (AGM Insured) [6]	6.25	6/1/33	528,575

				6,569,285

Puerto Rico - 1.7%
285,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev.	6.00	7/1/38	285,661
500,000	Puerto Rico Electric Power Auth. Rev. [1]	0.92	7/1/25	396,130
775,000	Puerto Rico Public Improvement G.O.	5.50	7/1/39	768,591
250,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.50	7/1/27	266,952
350,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.00	7/1/35	349,531
300,000	Puerto Rico Sales Tax Financing Corp. Rev.	6.00	8/1/39	323,235
250,000	Puerto Rico Sales Tax Financing Corp. Rev.	5.25	8/1/40	272,128
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [1]	1.14	8/1/57	298,600

				2,960,828

Rhode Island - 0.6%
500,000	RI Hsg. & Mortgage Finance Corp. Rev.	4.00	10/1/28	515,950

See accompanying notes to schedule of investments.

8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.45	4/1/35	488,565

				1,004,515

South Carolina - 0.3%
410,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	454,309
76,190	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [6]	0.40	11/15/47	386
177,778	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.)	6.00	11/15/47	124,562

				579,257

South Dakota - 0.1%
250,000	SD Health & Educational Facs. Auth. Rev.	5.00	9/1/32	264,322

Tennessee - 1.8%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) [2,5]	7.50	12/20/40	272,220
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.35	1/1/19	185,000
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.55	1/1/29	787,500
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	6.00	1/1/29	16
1,000,000	Tennessee Housing Dev. Agy. Rev.	3.30	1/1/31	1,015,600
210,000	Tennessee Housing Dev. Agy. Rev.	4.20	7/1/42	217,325
650,000	Tennessee Housing Dev. Agy. Rev.	3.80	7/1/43	654,440

				3,132,101

Texas - 7.6%
1,000,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	1,085,160
45,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dublin Kingswood & Waterford Apts.)	7.50	12/1/14	41,974
250,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dymaxion & Marbach Park Apts. Proj.) (NATL-RE Insured)	6.10	8/1/30	252,492
540,000	Bexar Co. Hsg. Fin. Corp. Rev. (Honey Creek Apartments Proj.) 2, 5	8.00	4/1/30	237,589
405,000	Bexar Co. Hsg. Fin. Corp. Rev. (Waterford Proj.)	6.50	12/1/21	404,972
1,000,000	Bexar Co. Rev. (Venue Proj.)	5.00	8/15/39	1,090,860
500,000	Brazos Co. Health Facs. Dev. Corp. Rev.	5.38	1/1/32	506,925
1,823,000	Dallas Hsg. Finance Corp. Multifamily Mtg. Rev. (Towne Center Apts.) (GNMA Collateralized)	6.75	10/20/32	1,840,720
1,465,449	Galveston Co. Municipal Utility	6.01	2/27/13	1,172,652
600,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	669,624
545,000	Harris Co. Housing Finance Corp. Rev. (FHA/VA/VEREX Mtgs.) [6]	10.34	10/15/15	398,466
240,000	Houston Hotel Occupancy Rev. Ref.	5.25	9/1/29	267,922
500,000	Houston Hotel Occupancy Rev. Ref. (Convention & Entertainment Facs.)	5.00	9/1/30	511,080
500,000	Newark Cultural Education Facs. Finance Corp. Rev. (A.W. Brown-Fellowship Leadership)	6.00	8/15/32	527,275
300,000	Red River Health Facs. Dev. Corp. Rev. (Wichita Falls Retirement Foundation)	5.50	1/1/32	313,419
240,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Air Force Village)	5.75	11/15/19	272,525
250,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Mirador Proj.)	7.75	11/15/19	288,528
550,000	Travis Co. Health Facs. Dev. Corp. Rev. (First Mortgage - Longhorn Village Proj.)	5.50	1/1/17	550,324
500,000	Travis Co. Health Facs. Dev. Corp. Rev. (First Mortgage - Longhorn Village Proj.)	6.00	1/1/22	521,260
250,000	Travis Co. Health Facs. Dev. Corp. Rev. (Westminster Manor)	6.25	11/1/16	256,730
500,000	TX Municipal Gas Acquisition & Supply Corp. I Sr. Lien Rev. [1]	1.66	12/15/26	407,010
300,000	TX Municipal Gas Acquisition & Supply Corp. II Rev. [1]	1.08	9/15/27	244,854
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	947,528
500,000	West Travis Co. Public Utility Agy. Rev.	5.00	8/15/25	511,545

				13,321,434

Utah - 1.7%
332,000	UT Assoc. Municipal Power System Rev.	4.75	5/1/22	332,050
857,000	UT Assoc. Municipal Power System Rev.	5.00	5/1/27	857,197
290,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	330,629
500,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	540,805
500,000	UT Hsg. Corp. Single Family Mtg. Rev. (State Street Plaza Proj.) (FHLMC Collateralized)	4.10	7/1/30	534,500

See accompanying notes to schedule of investments.

DECEMBER 31, 2012	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
300,000	UT Infrastructure Agy. Rev. (AGM Insured)	5.50	10/15/30	357,297

				2,952,478

Virginia - 1.3%
500,000	Farms New Kent Community Dev. Auth. Special Assessment	5.13	3/1/36	295,250
275,000	Loudoun Co. Industrial Dev. Auth. Rev. (Falcons Landing)	6.00	8/1/28	294,970
230,000	VA Hsg. Dev. Auth. Rev. (GO of Authority Insured)	6.25	7/1/31	264,495
375,000	VA Hsg. Dev. Auth. Rev. (GO of Authority Insured)	3.75	3/1/34	384,008
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.60	12/1/38	268,078
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.80	10/1/39	266,932
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	541,560

				2,315,293

Washington - 2.0%
485,000	Grant Co. Public Hospital District No. 1	5.25	9/1/13	486,106
540,000	Greater Wenatchee Regional Events Center Public Facs. District Sales Tax Financing Rev. Ref.	5.00	9/1/27	541,604
480,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	477,922
300,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Non-profit Hsg.)	5.00	10/1/17	300,480
400,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Non-profit Hsg.)	6.00	10/1/22	401,712
600,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Quilceda Creeks Apt. Proj.) (FREDDIE MAC Insured)	3.50	7/1/30	612,174
400,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.25	1/1/17	409,548
300,000	WA Hsg. Fin. Commission Single Family Mtg. Rev.	4.60	10/1/33	327,726

				3,557,272

Wisconsin - 1.7%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	307,362
250,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.)	6.40	4/15/33	252,128
500,000	WI Health & Education Facs. Auth. Rev. (Beaver Dam Community Hospital, Inc.)	6.75	8/15/34	513,670
200,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	7.00	6/1/20	230,000
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	601,715
340,000	WI Public Finance Auth. Rev. (Horizon Academy West Charter School)	5.25	9/1/22	342,023
250,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.00	4/1/22	251,638
500,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.50	4/1/32	505,010

				3,003,546

Wyoming - 0.6%
1,000,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	1,036,800

Total Municipal Bonds
(cost: $175,143,125)				163,103,345

Closed-End Mutual Funds - 6.0%
45,400	BlackRock Long-Term Municipal Advantage Trust (BTA)			571,586
13,800	BlackRock MuniHoldings Florida Insured Fund (MFL)			222,180
47,500	BlackRock MuniYield Florida Fund (MYF)			801,325
70,100	BlackRock MuniYield Insured Fund (MYI)			1,072,530
23,700	BlackRock MuniYield Michigan Insured Fund (MIY)			370,905
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)			330,050
208,600	DWS Municipal Income Trust (KTF)			3,001,754
31,200	Invesco PA Value Muni Income Trust (VPV)			477,360
8,250	Invesco Quality Municipal Income Trust (IQI)			113,018
35,700	Invesco Van Kampen Advantage Muni Income Trust (VKI)			469,455
32,389	Invesco Van Kampen Trust for Investment Grade Municipals (VGM)			492,961
25,923	Managed Duration Investment Grade (MZF)			396,622
5,000	Nuveen Michigan Premium Income Municipal Fund (NMP)			74,800

See accompanying notes to schedule of investments.

10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value($)
21,500	Nuveen Premier Municipal Income Fund (NPF)	320,780
114,332	Nuveen Premium Income Fund (NPM)	1,737,846

Total Closed-End Mutual Funds
(cost: $8,783,825)		10,453,172

Short-Term Securities - 1.2%
2,172,590	Dreyfus Tax-Exempt Cash Management Fund, 0.004%

Total Short-Term Securities
(cost: $2,172,590)		2,172,590

Total Investments in Securities - 100.1%
(cost: $186,099,540)		175,729,107

Other Assets and Liabilities, net - (0.1%)		(111,700)

Total Net Assets - 100.0%		$175,617,407

[1]	Variable rate security. Rate disclosed is as of December 31, 2012.
[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2012 was $3,615,124 and represented 2.1% of net assets.
[4]

144A Restricted Security. The total value of such securities as of December 31, 2012 was $2,631,604 and represented 1.5% of net assets. These securities been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2012 was $3,615,124and represented 2.1% of net assets.
[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.
[9]

Municipal Lease Security. The total value of such securities as of December 31, 2012 was $714,576 and represented 0.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[10]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2012 is as follows (See notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Short-Term Securities	2,172,590	—	—	2,172,590
Closed-End Mutual Funds	10,453,172	—	—	10,453,172
Municipal Bonds	—	163,103,345	—	163,103,345
Total:	12,625,762	163,103,345	—	175,729,107

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

DECEMBER 31, 2012	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 89.8%
Education/Student Loan - 11.2%
295,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/27	311,942
275,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/32	284,980
1,035,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/43	1,045,805
1,070,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	1,193,414
2,500,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Public Schools Academy)	5.00	11/1/21	2,623,675
6,526,458	Intermediate School District 287 Lease Rev.	5.30	11/1/32	6,850,888
545,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	5.13	1/1/16	438,507
875,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	6.25	1/1/21	661,141
910,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/14	934,543
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	639,870
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	170,107
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	1,045,710
1,482,049	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	1,514,743
250,000	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	5.13	3/1/36	265,280
400,000	MN Higher Education Fac. Auth. Rev. (College of St. Scholastica Inc.)	4.00	12/1/32	410,208
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	884,648
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,155,150
1,000,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.00	5/1/32	958,340
500,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.25	5/1/36	488,980
310,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	4.00	5/1/43	325,686
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	865,770
435,000	MN Higher Education Fac. Auth. Rev. (St. Catherine Univ.)	5.00	10/1/32	491,942
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,494,066
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	2,063,142
500,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College-H)	5.25	12/1/35	550,745
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,380,125
93,009	MN Higher Education Fac. Auth. Rev. Lease Rev. (Concordia Univ.)	5.25	4/25/14	93,731
2,500,000	MN Office of Higher Education Rev. (Suppl. Student Loan Prog.)	5.00	11/1/29	2,816,900
697,565	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	639,688
440,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	5.75	5/1/16	454,956
830,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	6.00	5/1/26	850,011
110,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.65	12/1/13	111,297
1,650,000	Ramsey Lease Rev. (Pact Charter School Proj.)	6.50	12/1/22	1,716,891
1,500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Community of Peace Academy Proj.)	5.00	12/1/18	1,544,190
600,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	621,912
295,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	4.75	9/1/22	298,174
500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.00	9/1/27	504,930
1,000,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.25	9/1/32	1,014,310
600,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	655,662
500,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. (St. Paul Academy & Summit School)	5.00	10/1/24	550,280
1,610,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.00	9/1/23	1,629,272
215,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/27	227,734
225,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/32	233,345
885,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/43	893,930

				43,906,620

Escrowed To Maturity/Prerefunded - 0.3%
60,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.35	8/1/15	60,235
200,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.63	8/1/20	200,830
550,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.75	8/1/25	552,338

See accompanying notes to schedule of investments.

12

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
425,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	6.00	8/1/31	426,896

				1,240,299

General Obligation - 2.2%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,166,000
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,678,198
150,000	Buffalo Capital Appreciation Water & Sewer G.O. [6]	5.05	10/1/28	67,942
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	737,016
490,000	Northern Mariana Islands Commonwealth G.O. [11]	5.00	10/1/22	439,442
1,000,000	Puerto Rico Public Improvement G.O. [11]	5.50	7/1/39	991,730
1,000,000	Puerto Rico Public Improvement G.O. [11]	5.75	7/1/36	1,015,440
1,000,000	Puerto Rico Public Improvement G.O. [11]	6.00	7/1/28	1,057,920
1,500,000	Puerto Rico Public Improvement G.O. [11]	6.50	7/1/40	1,597,620

				8,751,308

Hospital/Health Care - 17.2%
4,025,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	4,196,747
400,000	Carlton Health Care & Hsg. Fac. Rev. Ref. (Faith Care Center Proj.)	5.20	4/1/16	414,124
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	400,033
1,000,000	Cuyuna Range Hosp. Dist. Health Facs. Rev.	5.20	6/1/25	1,015,690
390,000	Detroit Lakes Hsg. & Health Facs. Rev. Ref. (CDL Homes Proj.)	2.14	8/1/34	390,456
1,500,000	Detroit Lakes Hsg. Rev. Ref. (Mankato Lutheran Proj.)	2.39	8/1/34	1,495,320
1,550,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,715,385
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	4.75	6/15/22	2,038,120
1,600,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	5.75	6/15/32	1,680,880
2,500,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	6.00	6/15/39	2,655,500
160,000	Elk River Rev. (Care Choice Member Proj.)	5.60	8/1/13	160,067
1,925,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	5.00	4/1/25	1,949,005
970,000	Hastings Health Care Fac. Rev. (Regina Medical Center) (ACA Insured)	5.25	9/15/18	971,678
755,000	Hastings Health Care Fac. Rev. (Regina Medical Center) (ACA Insured)	5.30	9/15/28	755,498
780,000	Maple Grove Health Care Fac. Rev. (North Memorial Health Care Proj.)	5.00	9/1/29	798,775
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,274,940
1,500,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/28	1,584,840
600,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Rev. (Health Partners)	5.88	12/1/29	618,900
255,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.00	6/1/15	255,329
270,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.10	6/1/16	270,346
1,470,000	Minneapolis Health Care Fac. Rev. (Jones-Harrison Residence Proj.)	5.40	10/1/25	1,487,420
675,000	Minneapolis Hsg. & Health Care Facs. Rev. Ref. (Providence Proj.)	5.50	10/1/14	700,481
225,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.50	6/1/27	225,002
500,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.75	1/1/19	500,690
530,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.80	1/1/24	530,567
105,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	105,046
2,705,000	Minneapolis Rev. Ref. (Walker Campus)	4.50	11/15/20	2,801,000
1,100,000	Minneapolis Rev. Ref. (Walker Campus)	5.00	11/15/24	1,151,436
10,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/22	10,041
130,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/29	130,478
550,000	Moorhead Economic Dev. Auth. Rev.	4.60	9/1/25	554,328
1,300,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.88	3/1/29	1,300,663
1,175,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.90	3/1/19	1,176,363
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,656,165
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	6.75	1/1/24	1,058,180
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	1,063,400
3,475,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.25	9/1/34	3,536,299

See accompanying notes to schedule of investments.

DECEMBER 31, 2012	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
4,200,000	St. Cloud Health Care Rev. (CentraCare Health System)	5.00	5/1/25	4,457,376
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,243,100
350,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/20	363,464
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/21	518,510
4,200,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	4,394,082
700,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.20	5/15/13	702,352
2,120,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.25	5/15/18	2,124,876
525,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.25	11/1/25	520,107
750,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.75	11/1/31	753,368
2,363,917	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,434,693
50,000	St. Paul Hsg. & Redev. Auth. Rev. (Regions Hospital Proj.)	5.30	5/15/28	50,059
2,500,000	Stillwater Health Care Rev. (Health System Obligation Proj.)	5.00	6/1/25	2,583,850
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	574,943
500,000	Winona Health Care Facs. Rev. (Winona Health Obligation)	5.00	7/1/34	525,065
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	1,369,706
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.50	9/1/34	1,315,662

				67,560,405

Industrial/Pollution Control - 1.3%
2,250,000	Moorhead Rev. (Amer. Crystal Sugar Co. Recovery Zone Fac.)	5.65	6/1/27	2,522,925
100,000	Seaway Port Auth. (Duluth Cargill Incorporate Proj.)	4.20	5/1/13	101,153
1,420,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Ecullet Proj.)	6.25	11/1/15	1,493,016
1,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [8]	4.50	10/1/37	1,008,590

				5,125,684

Insured - 3.5%
500,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/30	564,565
500,000	Minneapolis & St. Paul Hsg. & Redev. Rev. (Children’s Hospital) (AGM Insured)	5.00	8/15/34	551,185
2,010,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. (NATL-RE FGIC Insured)	5.00	1/1/22	2,149,755
1,750,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. (NATL-RE FGIC Insured)	5.00	1/1/25	1,967,350
1,025,000	Minneapolis Health Care Facs. Rev. (Fairview Health Svcs.) (Assured Guaranty)	6.50	11/15/38	1,251,351
415,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/21	430,716
350,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/22	362,138
260,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.25	3/1/23	277,524
350,000	Plymouth Health Facs. Rev. (West Health Proj.) (AGM Insured)	6.13	6/1/24	350,784
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	600,156
1,000,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.25	7/1/20	1,090,800
1,000,000	Puerto Rico Public Improvement G.O. (Assured Guaranty) [1,11]	3.32	7/1/20	1,012,820
1,000,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.) (Assured Guaranty)	5.50	5/1/39	1,111,880
1,800,000	St. Paul Hsg. & Redev. Sales Tax Rev. Ref. (Civic Center) (AGM Insured)	7.10	11/1/23	2,113,542

				13,834,566

Multifamily Mortgage - 18.5%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	840,978
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	267,385
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	320,022
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	402,195
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	411,931
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,077,330
80,000	Cambridge Hsg. & Health Care Facs. Rev. (Grandview West Proj.)	5.50	10/1/13	80,155
500,000	Cambridge Hsg. & Health Care Facs. Rev. (Grandview West Proj.)	5.80	10/1/18	500,660
1,000,000	Cambridge Hsg. & Health Care Facs. Rev. (Grandview West Proj.)	6.00	10/1/28	1,000,790
980,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	1,048,551
215,000	Chaska Multifamily Hsg. Rev. (West Suburban Hsg. Partners Proj.) [8]	5.38	9/1/14	214,983

See accompanying notes to schedule of investments.

14

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC Proj.)	5.50	8/1/25	501,340
250,000	Columbia Heights Multifamily & Health Care Fac. Rev. (Crest View Corp Proj.)	5.30	7/1/17	234,932
1,200,000	Coon Rapids Multifamily Hsg. Rev. Ref. (Margaret Place Apartments)	6.50	5/1/25	1,200,732
2,490,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,509,796
2,305,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	2,347,366
165,000	Eveleth Multifamily Hsg. Rev. Sr. (Manor House Woodland Proj.)	5.15	10/1/13	165,419
1,660,000	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place & Forest Park West Apartments Proj.)	5.30	10/1/29	1,660,614
250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	253,708
245,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.50	10/1/33	248,156
1,380,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,380,469
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,808,134
680,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	671,391
6,500,000	Minneapolis Mulitfamily Hsg. Rev. (Riverside Plaza)	6.00	11/1/13	6,506,500
595,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	587,806
290,000	Minneapolis Multifamily Hsg. Rev. (Garr Scott Loft Proj.) (LOC U.S. Bank) [8]	5.95	5/1/30	290,908
145,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.10	7/20/13	145,413
975,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	977,155
1,750,000	MN Hsg. Fin. Agy. Rental Hsg. [8]	5.10	8/1/47	1,792,822
85,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured) [8]	4.88	8/1/24	85,696
250,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.05	8/1/31	279,098
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.25	8/1/40	2,806,016
1,660,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.45	8/1/41	1,864,130
1,185,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.00	7/1/21	1,252,865
485,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.55	9/1/24	488,822
280,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.65	9/1/26	282,719
210,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.70	9/1/27	212,090
1,000,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.00	9/1/32	1,008,810
250,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.13	9/1/37	251,280
500,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.25	10/1/13	507,325
1,565,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	1,709,277
650,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.75	10/1/22	701,344
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,062,990
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,060,480
605,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	4.00	4/1/22	595,774
150,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	4.25	4/1/23	148,640
260,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	4.25	4/1/25	253,435
875,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	5.00	4/1/34	885,552
430,000	Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	5.00	11/1/27	452,601
330,000	Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	5.00	11/1/32	336,141
1,000,000	Red Wing Sr. Hsg. Rev. (Deer Crest Proj.)	5.00	11/1/42	996,850
320,000	Richfield Sr. Hsg. Rev. Ref. (Richfield Sr. Hsg., Inc. Proj.)	5.00	12/1/15	317,338
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	455,830
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	489,384
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	518,928
250,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.) (Gty. Agmt. Samaritan Bethany)	7.38	12/1/41	281,198
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	4,227,600
2,200,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	4.00	9/1/20	2,204,708
1,135,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/27	1,179,401
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	252,950
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	289,193
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	184,037
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	157,522

See accompanying notes to schedule of investments.

DECEMBER 31, 2012	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	157,978
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,248,670
1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Ref. Rev. Ref. (Series Center Proj.)	5.20	11/1/22	1,298,839
2,985,000	St. Paul Hsg. & Redev. Auth. Multifamily Rev. Ref. (Univ. & Dale Proj.) (GNMA Collateralized) [8]	4.82	7/20/46	3,080,848
445,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	454,697
120,000	Victoria Sr. Hsg. Rev. (Chanhassen, Inc. Proj.)	5.50	8/1/18	120,083
2,000,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	4.88	5/1/19	2,022,720
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	762,251
770,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	5/1/26	803,187
790,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	11/1/26	824,049
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,298,125
270,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Copperleaf)	8.00	3/15/41	272,282
250,000	Woodbury Economic Dev. Auth. Sr. Hsg. Rev. (Summerhouse)	5.75	6/1/41	253,272

				72,844,666

Municipal Lease [9] - 4.1%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	552,505
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	550,615
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	550,155
1,392,824	Carver Scott Co. Lease Purchase Agreement	5.00	8/4/20	1,429,163
18,000	Hennepin Co. Hsg. & Redev. Auth. Rev.	5.70	8/1/13	18,071
74,914	Intermediate School District 287 Lease Rev.	4.78	3/15/13	75,000
3,000,000	MN General Fund Rev. (Appropriation)	3.00	3/1/30	2,956,290
4,000,000	MN General Fund Rev. (Appropriation)	4.00	3/1/26	4,484,640
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,292,520
150,000	St. Paul Port Auth. Lease Rev. (Office Building)	5.25	12/1/27	150,473
1,250,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,316,088
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	414,932
340,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	356,374
1,171,787	Winona School District 861 Lease Purchase	6.04	8/1/24	1,173,639

				16,320,465

Other Revenue Bonds - 9.1%
1,030,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	1,088,906
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	486,372
637,191	Crystal Governmental Fac. Rev.	5.10	12/15/26	728,743
1,000,000	Guam Govt. Hotel Occupancy Tax Rev. [11]	6.00	11/1/26	1,175,210
230,000	McLeod Co. Commercial Dev. Rev. (Southwest MN Foundation)	5.13	12/1/31	239,945
475,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	479,712
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,558,065
325,000	Minneapolis Tax Increment Rev. (Grant Park Proj.)	5.00	2/1/16	330,301
245,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.10	2/1/17	251,235
240,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.20	2/1/21	242,194
165,000	Minneapolis Tax Increment Rev. Ref. (St. Anthony Falls Proj.)	4.50	2/1/13	165,158
125,000	Minneapolis Tax Increment Rev. Ref. (St. Anthony Falls Proj.)	4.80	2/1/13	125,156
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,175,310
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,464,480
1,185,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,189,325
280,000	Puerto Rico Infrastucture Financing Auth. Special Tax Rev. Ref. (AMBAC Insured) [6,11]	8.40	7/1/28	116,819
500,000	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. (Silver Lake Village Hsg.)	4.75	2/1/17	505,720
500,000	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. (Silver Lake Village Hsg.)	4.90	2/1/22	500,995
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,051,300

See accompanying notes to schedule of investments.

16

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	548,820
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	540,160
400,000	St. Paul Hsg. & Redev. Auth. Rev. (Ordway Center Performing Arts Proj.)	0.95	7/1/13	399,996
1,000,000	St. Paul Hsg. & Redev. Auth. Rev. (Ordway Center Performing Arts Proj.)	2.20	7/1/18	992,060
1,125,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,111,478
1,009,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	1,009,615
370,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	5.00	3/1/15	378,747
765,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	824,272
1,049,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	1,049,420
899,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	899,566
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/14	185,854
145,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/15	152,092
105,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/16	110,774
160,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/17	169,797
175,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/19	186,339
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/19	192,497
185,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/20	196,300
220,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/20	234,241
225,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/21	237,960
230,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/21	243,924
135,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/22	142,509
245,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/22	258,627
1,000,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/26	1,051,740
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/29	970,948
805,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/21	843,511
2,525,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	2,563,759
3,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Fndtn.-3)	5.00	12/1/36	3,388,350
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	783,626
300,000	Steele Co. Health Care Fac. Gross Rev. Ref. Crossover	5.00	6/1/30	304,992
2,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/42	2,092,560

				35,939,480

Public Facilities - 0.3%
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,174,771

Sales Tax Revenue - 0.7%
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	6.00	8/1/39	538,725
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. [6,11]	6.25	8/1/33	1,256,535
1,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/32	1,084,220

				2,879,480

Single Family Mortgage - 12.8%
1,820,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	2,000,762
940,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	1,022,617
1,155,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	1,276,564
750,290	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	789,973
275,284	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	284,663
868,559	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	918,727
940,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	1,045,195
127,433	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	131,499
140,609	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	5.70	4/1/27	146,551
334,003	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.10	4/1/27	349,658
1,505,980	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	1,595,179

See accompanying notes to schedule of investments.

DECEMBER 31, 2012	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
782,338	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	829,224
320,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	342,861
5,865,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	6,290,330
5,540,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	5,962,037
2,920,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	3,156,053
5,285,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	5,693,848
475,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.85	1/1/29	509,666
3,725,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.90	7/1/30	3,990,742
200,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.10	7/1/38	207,984
710,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	773,012
180,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	198,007
1,070,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.00	7/1/38	1,124,078
1,710,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,843,209
260,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	260,455
245,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	258,522
890,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.90	7/1/28	951,205
835,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.75	7/1/27	868,826
1,915,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.80	7/1/26	1,993,400
590,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.00	1/1/37	612,957
1,470,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.15	7/1/28	1,555,745
1,480,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.25	7/1/33	1,564,242
750,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.50	7/1/28	768,518
845,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.65	7/1/33	887,081

				50,203,390

Transportation - 2.8%
2,500,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. [8]	5.00	1/1/22	2,881,175
500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/30	578,365
500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	577,510
3,500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (AMBAC Insured) [8]	5.00	1/1/25	3,728,305
2,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL-RE FGIC Insured)	5.00	1/1/22	3,124,605

				10,889,960

Utility - 5.8%
1,000,000	Central MN Municipal Power Agy. Electric Rev. (Southeast Twin Cities Transmission Proj.)	5.00	1/1/42	1,120,690
1,000,000	Chaska Electric Rev. Ref. (Generating Facs. Proj.)	5.25	10/1/25	1,108,140
2,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	2,311,700
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,130,700
1,465,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	1,575,461
2,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/24	2,141,900
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	795,515
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,129,420
500,000	North Branch Electric System Rev.	5.75	8/1/28	542,825
500,000	Puerto Rico Aqueduct & Sewer Auth. Rev. [11]	5.75	7/1/37	491,620
1,250,000	Puerto Rico Electric Power Auth. Rev. Ref. [1,11]	0.92	7/1/25	990,325
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,270,080
3,450,000	Southern MN Power Agy. Power Supply System Rev. (NATL-RE Insured) [1]	2.85	1/1/13	3,450,000
1,000,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	1,017,880
780,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	781,763
2,000,000	Western MN Municipal Power Agy. Rev.	3.00	1/1/28	2,025,100

				22,883,119

Total Municipal Bonds
(cost: $335,767,696)				353,554,213

See accompanying notes to schedule of investments.

18

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Closed-End Mutual Funds - 1.1%
103,900	Delaware Investments Minnesota Municipal Income Fund II (VMM)			1,590,709
37,696	First American Minnesota Municipal Income Fund II (MXN)			614,445
111,197	MN Municipal Income Portfolio (MXA)			1,909,252

Total Closed-End Mutual Funds
(cost: $3,568,448)				4,114,406

Short-Term Securities - 4.2%
820,000	Hennepin Co. G.O. [1]	0.14	12/1/25	820,000
8,850,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Rev. (Allina Health) [1]	0.14	11/15/34	8,850,000
1,975,000	Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) (FNMA) [1]	0.15	9/1/26	1,975,000
5,000,000	Rochester Health Care Facs. Rev. (Mayo Foundation) [1]	0.14	8/15/32	5,000,000

Total Short-Term Securities
(cost: $16,645,000)				16,645,000

Total Investments in Securities - 95.1%
(cost: $355,981,144)				374,313,619
Other Assets and Liabilities, net - 4.9%				19,229,823

Total Net Assets - 100.0%				$393,543,442

[1]	Variable rate security. Rate disclosed is as of December 31, 2012.
[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2012, 8.9% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2012 was $16,320,465 and represented 4.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2012 was $16,898,270 and represented 4.3% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.

DECEMBER 31, 2012	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2012 is as follows (See notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Short-Term Securities	—	16,645,000	—	16,645,000
Closed-End Mutual Funds	4,114,406	—	—	4,114,406
Municipal Bonds	—	353,554,213	—	353,554,213
Total:	4,114,406	370,199,213	—	374,313,619

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

20

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2012

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

DECEMBER 31, 2012	21

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2012 (Continued)

A summary of the levels for the Funds’ investments as of December 31, 2012 is included with the Funds’ schedule of investments.

At December 31, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Tax-Free Income	$10,737,448	($21,107,881)	($10,370,433)	$186,099,540
Minnesota Tax-Free Income	19,534,493	(1,202,018)	18,332,475	355,981,144

22

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 6, 2013

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	February 6, 2013